Net Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2022
Earnings Per Share [Abstract]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
Anti-dilutive common share equivalents excluded from the computation of diluted net loss per share were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Common share purchase warrants	19,858,539	1,519,564	19,858,539	1,519,564
Options and RSUs outstanding	4,465,314	101,175	4,465,314	101,175
Preferred shares issued and outstanding	96,000	6,858,079	96,000	6,858,079